Disposal of Subsidiaries - Additional Information (Detail)	1 Months Ended				12 Months Ended
	Dec. 31, 2014 CNY (¥) Shareholder	Dec. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Jul. 31, 2014 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥) Shareholder	Dec. 31, 2014 USD ($) Shareholder
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of subsidiaries					¥ 3,339,394	$ 515,514	¥ 165,392,382
Huopu Cloud
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration of consolidated subsidiary			¥ 200,000,000	$ 32,200,000
Payment related to disposal			¥ 30,000,000	$ 4,800,000
Operating costs and expenses attributable to disposal	¥ 19,000,000	$ 3,100,000
Amount of prepayment for games promotion	11,000,000						¥ 11,000,000	$ 1,800,000
Gain on disposal of subsidiaries	140,000,000	22,500,000
Kaiyue
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration of consolidated subsidiary	25,500,000	4,100,000
Gain on disposal of subsidiaries	¥ 25,500,000	$ 4,100,000
Investments under equity method, Percentage	85.00%						85.00%	85.00%
Percentage of ownership interest sold in subsidiary	85.00%	85.00%
Number of shareholders	2						2	2